Notes To The Consolidated Statements Of Cash Flows - Summary Of Balances With Related Parties Explnatory (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Company [Member]
Disclosure of transactions between related parties [line items]
Investing activities
Net cash outflow
Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Investing activities
Net cash outflow
Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Investing activities	(348,701,497)	(3,581,230,632)	(2,957,926,150)
Net cash outflow	$ (348,701,497)	$ (3,581,230,632)	$ (2,957,926,150)